CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (UNAUDITED) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023
Cash flows from operating activities:
Net income	$ 187,438	$ 116,654
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization expense	149,181	145,126
Impairment of long lived assets	0	6,933
Reduction in carrying value of operating right-of-use assets	11,472	11,304
Loss on equity method investments	0	383
Amortization of financing costs and debt discount	3,907	4,497
Stock compensation expense	13,181	14,759
Deferred tax benefit	(35,145)	(43,823)
Unrealized foreign exchange movements	(1,027)	(1,319)
Other non-cash items	4,629	17,534
Changes in operating assets and liabilities:
Accounts receivable	(80,431)	(93,259)
Unbilled revenue	(42,546)	(18,346)
Unearned revenue	56,485	80,990
Other net assets	59,932	(65,933)
Net cash provided by operating activities	327,076	175,500
Cash flows from investing activities:
Purchase of property, plant and equipment	(27,152)	(26,744)
Purchase of subsidiary undertakings (net of cash acquired)	(7,831)	0
Sale of available for sale investments	1,005	482
Purchase of available for sale investments	(1,006)	(422)
Purchase of investments in equity - long term	(4,381)	(1,358)
Net cash used in investing activities	(39,365)	(28,042)
Cash flows from financing activities:
Drawdown of credit lines and loan facilities	50,000	180,000
Repayment of credit lines and loan facilities	(330,000)	(350,000)
Proceeds from exercise of equity compensation	16,305	12,940
Share issue costs	(4)	(4)
Net cash used in financing activities	(263,699)	(157,064)
Effect of exchange rate movements on cash	(6,032)	718
Net increase / (decrease) in cash and cash equivalents	17,980	(8,888)
Cash and cash equivalents at beginning of period	378,102	288,768	$ 288,768
Cash and cash equivalents at end of period	$ 396,082	$ 279,880	$ 378,102